Share based payment reserve (Details 3)	6 Months Ended
Feb. 28, 2023 $ / shares
Share-based Payments Reserve
Number of exercise price outstanding	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	1,475,000
Expiry date	Aug. 17, 2027
Remaining contractual life	4 years 6 months